STOCK-BASED COMPENSATION (Tables)	3 Months Ended
Mar. 31, 2013
STOCK-BASED COMPENSATION
Employee Stock option activity

	Three Months Ended March 31, 2013		Three Months Ended March 31, 2012
	Number of Employee Stock Options	Weighted Average Exercise Price	Number of Employee Stock Options	Weighted Average Exercise Price
Outstanding, beginning of period	10,587,126	C$56.60	8,959,051	C$62.88
Granted	2,803,000	52.13	3,228,000	36.96
Exercised	(212,500)	37.06	—	—
Forfeited	(156,500)	61.88	90,000	60.30
Expired	(1,294,635)	54.44	449,150	48.09

Outstanding, end of period	11,726,491	C$56.05	11,647,901	C$56.29

Exercisable, end of period	7,505,295	C$59.41	7,246,739	C$59.09

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	Three Months Ended March 31,
	2013	2012
Risk-free interest rate	1.49%	1.23%
Expected life of employee stock options (in years)	2.7	2.7
Expected volatility of Agnico Eagle's share price	35.0%	37.5%
Expected dividend yield	1.73%	2.17%